SUMMARY OF PROVISION (BENEFIT) FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current			$ 800	$ 800
Deferred
Total			$ 800	$ 800